Income Taxes (Schedule Of Rollforward Of Unrecognized Tax Benefits) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Balance, Beginning	$ 32,976	$ 38,398
Increases related to prior year tax positions	250	4,260
Settlements	(5,202)	(6,412)
Lapse of statute	(10,386)	(3,270)
Balance, Ending	$ 17,638	$ 32,976